FIR/RP Status for Funding Improvement Plan (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
FIP/RP Status indicates plans for funding improvement plan
EIN	166144007
Plan Number	001
Pension Protection Act Zone Status	Red	Red
Tops 5% of Total Contributions	true	true
FIP/RP Status Pending / Implemented	Implemented
Surcharge imposed	No
Expiration Dates of Collective- Bargaining Agreements, First	Mar. 30, 2014
Expiration Dates of Collective- Bargaining Agreements, Last	Oct. 03, 2015